Significant Assets and Liabilities Denominated in Foreign Currencies (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Significant Assets and Liabilities Denominated in Foreign Currencies
The following information was aggregated by the foreign currencies other than functional currencies of the group entities and the exchange rates between foreign currencies and respective functional currencies were disclosed. The significant financial assets and liabilities denominated in foreign currencies were as follows:

	Foreign Currencies (In Thousand)	Exchange Rate	Carrying Amount (In Thousand)

December 31, 2021

Monetary financial assets
US$	$4,885,163	US$1=NT$27.68	$135,221,324
US$	1,718,314	US$1=RMB6.3757	47,562,940
US$	42,250	US$1=EUR0.8829	1,169,492
JPY	12,584,942	JPY1=NT$0.2405	3,026,677
JPY	551,496	JPY1=US$0.0087	132,635

Monetary financial liabilities
US$	4,899,633	US$1=NT$27.68	135,621,853
US$	1,503,606	US$1=RMB6.3757	41,619,803
US$	88,741	US$1=EUR0.8829	2,456,363
JPY	14,078,075	JPY1=NT$0.2405	3,385,776
JPY	990,667	JPY1=US$0.0087	238,255

December 31, 2022

Monetary financial assets
US$	5,602,783	US$1=NT$30.71	172,061,459
US$	1,517,342	US$1=RMB6.9646	46,597,573
US$	24,066	US$1=EUR0.9376	739,064
JPY	8,599,044	JPY1=NT$0.2324	1,998,417
JPY	410,433	JPY1=US$0.0076	95,385

Monetary financial liabilities
US$	5,539,862	US$1=NT$30.71	170,129,161
US$	1,361,060	US$1=RMB6.9646	41,798,164
US$	56,203	US$1=EUR0.9376	1,725,989
JPY	10,093,229	JPY1=NT$0.2324	2,345,666
JPY	343,989	JPY1=US$0.0076	79,943

Summary of Realized and Unrealized Foreign Exchange Gain (Loss)
The significant realized and unrealized foreign exchange gain (loss) were as follows:

	For the Year Ended December 31
	2020		2021		2022
Functional Currencies	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Gain (Loss)
		NT$		NT$		NT$	US$ (Note 4)

US$	US$1=NT$28.48	$(143,804)	US$1=NT$27.68	$132,582	US$1=NT$30.71	$(347,044)	$(11,293)
NT$		1,382,067		1,413,969		(2,985,318)	(97,147)
RMB	RMB1=NT$4.3648	(181,624)	RMB1=NT$4.3415	(85,675)	RMB1=NT$4.4094	921,898	30,000

		$1,056,639		$1,460,876		$(2,410,464)	$(78,440)